Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Apr. 23, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. In the event material nonpublic information becomes known to the Compensation Committee before granting an equity award, the Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.

The following table sets forth information regarding stock option grants made to the named executive officers during fiscal year 2024 within the period commencing four business days prior to or the one business day following the filing by the Company of a Form 10-K, 10-Q or a Form 8-K that discloses material non-public information as required under Item 4.02(x) of Regulation S-K.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($)	Grant Date Fair Value of the Award

Percentage Change In The Closing Market Price Of The Securities Underlying The Award Between The Trading Day Ending Immediately Prior To The Disclosure Of Material Nonpublic Information And The Trading Day Beginning Immediately Following The Disclosure Of Material Nonpublic Information

Apoorv Dwivedi	4/23/2024	40,000	$24	$960,000	(2.188)%

Mercedes Soria	4/23/2024	15,000	$24	$360,000	(2.188)%

Award Timing Method	In the event material nonpublic information becomes known to the Compensation Committee before granting an equity award, the Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($)	Grant Date Fair Value of the Award

Percentage Change In The Closing Market Price Of The Securities Underlying The Award Between The Trading Day Ending Immediately Prior To The Disclosure Of Material Nonpublic Information And The Trading Day Beginning Immediately Following The Disclosure Of Material Nonpublic Information

Apoorv Dwivedi	4/23/2024	40,000	$24	$960,000	(2.188)%

Mercedes Soria	4/23/2024	15,000	$24	$360,000	(2.188)%

Apoorv Dwivedi | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Apoorv Dwivedi
Underlying Securities | shares		40,000
Exercise Price | $ / shares		$ 24
Fair Value as of Grant Date | $		$ 960,000
Underlying Security Market Price Change		(0.02188)
Mercedes Soria | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Mercedes Soria
Underlying Securities | shares		15,000
Exercise Price | $ / shares		$ 24
Fair Value as of Grant Date | $		$ 360,000
Underlying Security Market Price Change		(0.02188)